Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,544,644,100

OSFI Covered Bond Ratio(2)			2.50%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information
Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at October 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA- (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$25,544,644,100

A = Lesser of (i) LTV Adjusted Loan Balance and			38,083,849,545		A (i)	40,133,834,870
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	38,083,849,545
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			332,306,213
Total: A + B + C + D + E - F			37,751,543,331

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.3%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			26,012,988,446

A = lesser of (i) Present Value of outstanding loan balance of			40,121,371,825
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			40,121,371,825

Intercompany Loan Balance

Guarantee Loan			26,929,786,155
Demand Loan			13,757,113,674
Total			40,686,899,829

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
November 28, 2019	N/A		N/A

Portfolio Flow of Funds

	11/28/2019		10/31/2019
Cash Inflows
Principal Receipts	481,078,511.10		512,209,656.28
Sale of Loans	67,848,467.60		995,498,680.15
Revenue Receipts	98,680,843.51		90,817,127.65
Swap Receipts	-		-
Intercompany Loan Receipts	-		7,077,797,193.17
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(98,586,075.01)	(7)	(83,240,256.86)	(8)
Purchase of Loans	(68,326,531.84)		(7,274,369,202.26)
Intercompany Loan Repayment	(503,015,019.25)	(7)	(1,311,136,327.34)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(714.73)		(1,723.30)
Net Inflows/(Outflows)	(22,320,518.62)		7,575,147.49

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0295%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on December 17th, 2019.

(8) This amount was paid out on November 18th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 40,611,398,299
Current Month Ending Balance (1)	$ 40,130,902,935
Number of Mortgage Loans in Pool	179,648
Average Loan Size	$223,386
Number of Primary Borrowers	157,788
Number of Properties	162,701

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.32%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.60%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.23%
Weighted Average Seasoning of Loans in the Portfolio	26.72	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.02%
Weighted Average Original Term of Loans in the Portfolio	55.05	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.34	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	31.22	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	179,582	99.96%	40,111,157,250	99.95%
30 to 59 Days Past Due	58	0.03%	17,663,751	0.04%
60 to 89 Days Past Due	8	0.00%	2,081,934	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	21,004	11.69%	4,801,314,307	11.96%
British Columbia	27,165	15.12%	7,766,872,142	19.35%
Manitoba	3,548	1.97%	535,099,949	1.33%
New Brunswick	4,383	2.44%	457,149,349	1.14%
Newfoundland	4,612	2.57%	656,172,982	1.64%
Northwest Territories	65	0.04%	14,400,920	0.04%
Nova Scotia	6,714	3.74%	879,686,355	2.19%
Nunavut	-	0.00%	-	0.00%
Ontario	103,386	57.55%	23,327,507,486	58.13%
Prince Edward Island	929	0.52%	108,426,705	0.27%
Quebec	2,042	1.14%	483,435,032	1.20%
Saskatchewan	5,476	3.05%	1,036,581,294	2.58%
Yukon	324	0.18%	64,256,414	0.16%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,855	1.59%	621,221,544	1.55%
599 or less	1,207	0.67%	249,171,576	0.62%
600 - 650	2,626	1.46%	586,553,087	1.46%
651 - 700	8,091	4.50%	1,846,552,767	4.60%
701 - 750	18,570	10.34%	4,440,821,334	11.07%
751 - 800	28,567	15.90%	6,819,298,606	16.99%
801 and Above	117,732	65.53%	25,567,284,021	63.71%
Total	179,648	100.00%	40,130,902,935	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).

(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	145,262	80.86%	30,269,884,418	75.43%
Variable	34,386	19.14%	9,861,018,517	24.57%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	142,194	79.15%	28,941,450,145	72.12%
Non-STEP	37,454	20.85%	11,189,452,790	27.88%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	14,381	8.01%	3,202,877,103	7.98%
Owner Occupied	165,267	91.99%	36,928,025,832	92.02%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	20,036	11.15%	5,338,103,898	13.30%
2.5000 - 2.9999	81,391	45.31%	16,810,482,855	41.89%
3.0000 - 3.4999	45,034	25.07%	10,433,164,946	26.00%
3.5000 - 3.9999	32,220	17.94%	7,383,028,945	18.40%
4.0000 - 4.4999	534	0.30%	93,266,945	0.23%
4.5000 - 4.9999	194	0.11%	27,889,122	0.07%
5.0000 - 5.4999	23	0.01%	2,314,618	0.01%
5.5000 and Above	216	0.12%	42,651,605	0.11%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,464	10.28%	1,508,831,559	3.76%
20.01-25.00	7,921	4.41%	1,118,238,134	2.79%
25.01-30.00	9,560	5.32%	1,596,413,732	3.98%
30.01-35.00	11,704	6.51%	2,234,223,237	5.57%
35.01-40.00	13,747	7.65%	2,942,293,724	7.33%
40.01-45.00	16,225	9.03%	3,675,268,704	9.16%
45.01-50.00	17,700	9.85%	4,343,952,604	10.82%
50.01-55.00	17,406	9.69%	4,429,707,287	11.04%
55.01-60.00	16,233	9.04%	4,256,748,903	10.61%
60.01-65.00	14,730	8.20%	3,887,542,895	9.69%
65.01-70.00	11,852	6.60%	3,213,341,345	8.01%
70.01-75.00	11,627	6.47%	3,349,744,991	8.35%
75.01-80.00	10,125	5.64%	2,846,508,968	7.09%
80.01-90.00	2,077	1.16%	635,059,161	1.58%
90.01-100.00	207	0.12%	73,440,574	0.18%
Over 100.00	70	0.04%	19,587,116	0.05%
Total	179,648	100.00%	40,130,902,935	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	30,185	16.80%	5,647,145,704	14.07%
12.00 - 23.99	52,410	29.17%	11,231,996,035	27.99%
24.00 - 35.99	46,702	26.00%	10,902,178,358	27.17%
36.00 - 41.99	11,286	6.28%	2,706,845,662	6.75%
42.00 - 47.99	21,163	11.78%	5,287,906,794	13.18%
48.00 - 53.99	8,194	4.56%	2,055,186,952	5.12%
54.00 - 59.99	8,325	4.63%	2,022,358,103	5.04%
60.00 - 65.99	1,193	0.66%	242,629,150	0.60%
66.00 - 71.99	34	0.02%	7,320,633	0.02%
72.00 and Above	156	0.09%	27,335,546	0.07%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	43,054	23.97%	2,590,498,393	6.46%
100,000 - 149,999	28,226	15.71%	3,534,352,941	8.81%
150,000 - 199,999	25,846	14.39%	4,514,296,774	11.25%
200,000 - 249,999	21,839	12.16%	4,904,145,403	12.22%
250,000 - 299,999	17,408	9.69%	4,770,049,525	11.89%
300,000 - 349,999	12,582	7.00%	4,076,556,361	10.16%
350,000 - 399,999	9,176	5.11%	3,429,844,782	8.55%
400,000 - 449,999	5,337	2.97%	2,262,177,943	5.64%
450,000 - 499,999	4,192	2.33%	1,985,717,729	4.95%
500,000 - 549,999	3,015	1.68%	1,579,699,871	3.94%
550,000 - 599,999	2,422	1.35%	1,390,126,421	3.46%
600,000 - 649,999	1,760	0.98%	1,097,914,194	2.74%
650,000 - 699,999	1,150	0.64%	775,999,382	1.93%
700,000 - 749,999	841	0.47%	608,741,513	1.52%
750,000 - 799,999	652	0.36%	504,992,464	1.26%
800,000 - 849,999	509	0.28%	419,262,384	1.04%
850,000 - 899,999	421	0.23%	368,518,496	0.92%
900,000 - 949,999	294	0.16%	271,405,293	0.68%
950,000 - 999,999	212	0.12%	206,227,186	0.51%
1,000,000 or Greater	712	0.40%	840,375,880	2.09%
Total	179,648	100.00%	40,130,902,935	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,511	16.43%	6,249,447,180	15.57%
Single Family	145,854	81.19%	32,835,956,698	81.82%
Multi Family	3,698	2.06%	928,865,244	2.31%
Other	585	0.33%	116,633,813	0.29%
Total	179,648	100.00%	40,130,902,935	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	76,355,992	56,956,986	79,497,000	103,260,946	125,491,636	154,115,064	221,333,803	267,007,820	373,782,840	456,219,462	574,249,310	959,615,666	1,032,715,752	284,447,843	29,617,483	6,646,703	4,801,314,307	11.96%
	Current and Less Than 30 Days Past Due	76,195,644	56,956,986	78,894,552	103,260,946	125,438,527	154,115,064	221,333,803	266,791,763	373,328,527	456,047,063	572,900,747	959,328,409	1,031,574,937	284,153,428	29,617,483	6,646,703	4,796,584,582	99.90%
	30 to 59 Days Past Due	160,348	-	602,448	-	53,110	-	-	216,057	454,313	172,400	1,348,563	287,257	1,140,815	294,415	-	-	4,729,726	0.10%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	360,703,903	248,274,569	342,486,950	463,844,720	679,936,804	768,349,786	943,278,346	861,101,620	842,826,564	729,042,389	544,741,841	397,203,686	332,471,953	235,504,400	11,940,567	5,164,043	7,766,872,142	19.35%
	Current and Less Than 30 Days Past Due	360,652,603	248,274,569	342,486,950	462,032,192	679,936,804	767,861,800	942,567,983	861,101,620	842,519,735	729,042,389	544,741,841	397,203,686	332,471,953	235,504,400	11,575,727	5,164,043	7,763,138,294	99.95%
	30 to 59 Days Past Due	51,300	-	-	1,812,529	-	487,986	710,363	-	306,829	-	-	-	-	-	364,840	-	3,733,848	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,007,463	8,955,959	10,790,695	16,015,540	21,398,778	32,314,263	39,310,038	49,043,535	66,969,672	73,998,084	97,324,712	61,294,805	47,909,411	504,517	262,476	-	535,099,949	1.33%
	Current and Less Than 30 Days Past Due	9,007,463	8,955,959	10,790,695	16,015,540	21,398,778	32,314,263	39,310,038	49,043,535	66,768,008	73,998,084	97,324,712	61,294,805	47,909,411	504,517	262,476	-	534,898,285	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	201,664	-	-	-	-	-	-	-	201,664	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,426,079	7,708,541	11,639,954	19,522,771	26,623,414	40,577,424	56,534,296	73,143,695	65,471,101	46,040,279	31,783,857	36,145,793	30,401,535	-	130,609	-	457,149,349	1.14%
	Current and Less Than 30 Days Past Due	11,426,079	7,708,541	11,639,954	19,522,771	26,623,414	40,420,390	56,534,296	73,080,487	65,471,101	45,941,916	31,783,857	36,145,793	30,401,535	-	130,609	-	456,830,743	99.93%
	30 to 59 Days Past Due	-	-	-	-	-	157,034	-	63,209	-	98,363	-	-	-	-	-	-	318,606	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,205,428	5,267,505	6,528,649	10,887,558	18,336,910	20,336,639	28,822,509	44,887,178	48,276,522	77,642,724	102,877,917	142,770,808	135,774,713	6,940,483	381,899	235,541	656,172,982	1.64%
	Current and Less Than 30 Days Past Due	6,205,428	5,267,505	6,528,649	10,887,558	18,336,910	20,336,639	28,822,509	44,590,185	48,276,522	77,642,724	102,717,831	142,770,808	135,723,170	6,940,483	381,899	235,541	655,664,360	99.92%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	296,994	-	-	160,086	-	51,543	-	-	-	508,622	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	369,076	255,176	319,830	96,679	1,903,466	828,408	2,022,448	1,125,530	2,279,002	2,128,777	885,614	1,177,467	1,009,448	-	-	-	14,400,920	0.04%
	Current and Less Than 30 Days Past Due	369,076	255,176	319,830	96,679	1,903,466	828,408	2,022,448	1,125,530	2,279,002	2,128,777	885,614	1,177,467	1,009,448	-	-	-	14,400,920	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	18,237,879	13,710,966	18,497,983	26,120,171	38,527,643	58,810,393	76,043,754	105,096,580	119,004,729	157,605,478	127,075,840	68,625,263	52,190,943	138,731	-	-	879,686,355	2.19%
	Current and Less Than 30 Days Past Due	18,237,879	13,710,966	18,497,983	26,120,171	38,422,840	58,810,393	76,043,754	105,096,580	118,864,724	157,466,895	127,075,840	68,625,263	52,190,943	138,731	-	-	879,302,963	99.96%
	30 to 59 Days Past Due	-	-	-	-	51,027	-	-	-	-	138,583	-	-	-	-	-	-	189,610	0.02%
	60 to 89 Days Past Due	-	-	-	-	53,776	-	-	-	140,006	-	-	-	-	-	-	-	193,782	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	998,104,162	751,465,951	1,094,544,767	1,540,586,905	1,956,346,942	2,496,662,576	2,823,923,200	2,778,782,728	2,537,049,522	2,169,078,171	1,589,254,463	1,537,876,550	916,409,374	99,192,602	30,688,742	7,540,829	23,327,507,486	58.13%
	Current and Less Than 30 Days Past Due	997,938,406	751,270,479	1,094,544,767	1,540,252,493	1,955,477,974	2,496,662,576	2,823,143,273	2,777,860,684	2,535,392,892	2,168,933,943	1,589,254,463	1,535,805,984	915,065,846	98,505,725	30,688,742	7,540,829	23,318,339,078	99.96%
	30 to 59 Days Past Due	149,397	-	-	334,412	868,967	-	540,237	922,044	220,000	144,227	-	2,070,565	1,343,527	686,878	-	-	7,280,255	0.03%
	60 to 89 Days Past Due	16,360	195,472	-	-	-	-	239,690	-	1,436,630	-	-	-	-	-	-	-	1,888,152	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,675,254	2,321,920	2,127,673	4,186,028	7,367,861	10,384,789	14,923,380	16,314,541	9,941,768	10,294,056	8,220,356	10,284,548	9,384,533	-	-	-	108,426,705	0.27%
	Current and Less Than 30 Days Past Due	2,675,254	2,321,920	2,127,673	4,186,028	7,367,861	10,384,789	14,923,380	16,314,541	9,941,768	10,294,056	8,220,356	10,284,548	9,384,533	-	-	-	108,426,705	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,369,945	4,918,572	4,706,409	10,026,242	12,469,213	14,548,208	20,764,844	21,294,573	29,024,980	38,038,408	44,320,765	53,601,559	216,689,391	8,243,125	418,798	-	483,435,032	1.20%
	Current and Less Than 30 Days Past Due	4,369,945	4,918,572	4,706,409	10,026,242	12,469,213	14,548,208	20,764,844	21,294,573	29,024,980	38,038,408	44,320,765	53,601,559	216,689,391	8,243,125	418,798	-	483,435,032	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,441,147	16,976,849	22,604,795	36,547,335	50,576,034	71,728,902	108,546,001	206,579,607	156,141,548	119,902,706	84,774,597	75,839,372	66,834,941	87,460	-	-	1,036,581,294	2.58%
	Current and Less Than 30 Days Past Due	19,441,147	16,944,053	22,604,795	36,547,335	50,476,774	71,728,902	108,546,001	206,579,607	155,866,577	119,608,314	84,774,597	75,839,372	66,834,941	87,460	-	-	1,035,879,874	99.93%
	30 to 59 Days Past Due	-	32,796	-	-	99,260	-	-	-	274,971	294,393	-	-	-	-	-	-	701,420	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,935,232	1,425,141	2,669,026	3,128,340	3,315,023	6,612,250	8,449,986	5,329,879	5,980,653	7,552,361	7,832,074	5,309,474	4,716,974	-	-	-	64,256,414	0.16%
	Current and Less Than 30 Days Past Due	1,935,232	1,425,141	2,669,026	3,128,340	3,315,023	6,612,250	8,449,986	5,329,879	5,980,653	7,552,361	7,832,074	5,309,474	4,716,974	-	-	-	64,256,414	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,508,831,559	1,118,238,134	1,596,413,732	2,234,223,237	2,942,293,724	3,675,268,704	4,343,952,604	4,429,707,287	4,256,748,903	3,887,542,895	3,213,341,345	3,349,744,991	2,846,508,968	635,059,161	73,440,574	19,587,116	40,130,902,935	100.00%
	Current and Less Than 30 Days Past Due	1,508,454,154	1,118,009,866	1,595,811,284	2,232,076,296	2,941,167,584	3,674,623,683	4,342,462,314	4,428,208,984	4,253,714,489	3,886,694,929	3,211,832,696	3,347,387,169	2,843,973,083	634,077,869	73,075,734	19,587,116	40,111,157,250	99.95%
	30 to 59 Days Past Due	361,044	32,796	602,448	2,146,941	1,072,364	645,021	1,250,601	1,498,303	1,457,778	847,966	1,508,649	2,357,823	2,535,885	981,292	364,840	-	17,663,751	0.04%
	60 to 89 Days Past Due	16,360	195,472	-	-	53,776	-	239,690	-	1,576,636	-	-	-	-	-	-	-	2,081,934	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	11/28/2019
Distribution Date:	12/13/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	19,053,874	17,223,311	23,946,698	33,444,369	36,204,971	40,333,269	42,087,304	46,366,967	51,140,857	57,151,575	50,488,902	54,458,359	138,038,579	10,377,074	315,917	589,518	621,221,544	1.55%
<=599	4,137,557	5,898,578	5,936,164	11,324,297	19,962,211	21,699,000	28,535,402	29,825,028	29,718,684	26,296,912	18,148,357	23,839,067	17,355,050	6,080,947	414,323	-	249,171,576	0.62%
600-650	10,876,773	8,234,652	14,305,886	25,091,727	38,484,629	54,639,165	63,926,520	80,351,303	62,047,343	54,704,778	59,640,900	44,655,569	54,651,573	11,329,400	2,527,232	1,085,636	586,553,087	1.46%
651-700	36,811,720	26,969,098	44,169,276	89,490,714	120,211,136	163,041,110	206,985,407	233,996,911	206,645,826	199,795,860	162,704,587	172,094,030	135,293,877	37,659,120	7,338,949	3,345,147	1,846,552,767	4.60%
701-750	98,792,597	83,244,948	126,938,841	206,761,311	266,151,005	387,830,514	492,165,529	490,965,239	494,629,727	470,172,597	385,391,521	482,619,722	351,824,555	87,997,068	13,137,384	2,198,778	4,440,821,334	11.07%
751-800	176,363,428	142,140,686	220,433,325	336,542,257	462,642,897	613,127,460	739,664,689	784,554,099	770,396,490	694,685,030	582,778,042	642,199,351	491,944,555	139,886,449	15,804,094	6,135,754	6,819,298,606	16.99%
>800	1,162,795,610	834,526,862	1,160,683,542	1,531,568,562	1,998,636,876	2,394,598,187	2,770,587,754	2,763,647,740	2,642,169,976	2,384,736,142	1,954,189,036	1,929,878,893	1,657,400,779	341,729,102	33,902,675	6,232,284	25,567,284,021	63.71%
Total	1,508,831,559	1,118,238,134	1,596,413,732	2,234,223,237	2,942,293,724	3,675,268,704	4,343,952,604	4,429,707,287	4,256,748,903	3,887,542,895	3,213,341,345	3,349,744,991	2,846,508,968	635,059,161	73,440,574	19,587,116	40,130,902,935	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.